Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials and consumables	$ 347	$ 268
Work-in-progress	6	6
Finished goods and work-in-progress	214	133
Inventories Total	567	407
Borrowings under asset based loan facility	0	0
Hedging gain included In carrying value of inventory	$ 1	$ 14